DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of security deposits and maintenance reserves [Abstract]
Schedule of Deposits	Breakdown of deposits

	December, 31
Description	2025	2024

Security deposits	807,590	688,034
Maintenance reserves	2,797,710	2,942,716
Total	3,605,300	3,630,750

Provision for loss	(725,591)	(238,088)

Total, net	2,879,709	3,392,662

Current	502,085	328,876
Non-current	2,377,624	3,063,786

Schedule of Security Deposits and Maintenance Reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2023	418,537	1,874,958	2,293,495
Additions	220,698	397,277	617,975
Returns	(57,028)	(183,923)	(240,951)
Provision movement	—	113,149	113,149
Use by the lessor	—	(41,042)	(41,042)
Foreign currency exchange	105,827	544,209	650,036
At December 31, 2024	688,034	2,704,628	3,392,662

Additions (a)	1,019,827	1,670,227	2,690,054
Returns	(188,011)	(398,330)	(586,341)
Use by the lessor	—	(218,009)	(218,009)
Provision movement	—	(507,063)	(507,063)
GUC	(631,760)	(876,294)	(1,508,054)
Foreign currency exchange	(80,500)	(303,040)	(383,540)
At December 31, 2025	807,590	2,072,119	2,879,709
(a) In 2025, the Company recognized the drawdown of letters of credit used for security deposits and maintenance reserves in the amounts of R$607,597 and R$1,268,263, respectively. The drawdown of these letters of credit resulted in the recognition of an obligation to the issuing financial institution, and therefore the amounts were recorded as an increase in the “Loans and financing”.

Schedule of Provision for Loss of Maintenance Reserves
The movement of the provision for loss as follows:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(238,088)	(278,352)
Movements
Additions	(1,122,244)	(74,324)
Reversals	538,145	149,873
Utilization	77,036	37,600
	(507,063)	113,149
Foreign currency exchange	19,560	(72,885)
Balances at the end of the year	(725,591)	(238,088)